TRANSACTIONS WITH RELATED PARTIES - Narrative (Details) - Additional Remuneration Units (ARU) - shares	12 Months Ended
	Dec. 31, 2025	Mar. 25, 2025
Disclosure of transactions between related parties [line items]
Additional remuneration units, year one (in shares)		9,226,234
Additional compensation, variable amount	33.00%
Weighted average price, trading days prior	10 days